Consolidated Statements of Earnings - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue (Note 5)	$ 8,935	$ 8,783
Expenses
Energy supply costs	2,562	2,520
Operating expenses	2,437	2,452
Depreciation and amortization	1,428	1,350
Total expenses	6,427	6,322
Gain on disposition (Note 22)	0	577
Operating income	2,508	3,038
Other income, net (Note 23)	154	138
Finance charges	1,042	1,035
Earnings before income tax expense	1,620	2,141
Income tax expense (Note 24)	231	289
Net earnings	1,389	1,852
Net earnings attributable to:
Non-controlling interests	115	130
Preference equity shareholders	65	67
Common equity shareholders	1,209	1,655
Net earnings	$ 1,389	$ 1,852
Earnings per common share (Note 18)
Basic (CAD per share)	$ 2.60	$ 3.79
Diluted (CAD per share)	$ 2.60	$ 3.78